Summary of Finance Lease and Operating Lease by Lessee Explanatory (Details) $ in Thousands	Sep. 30, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	$ 11,640
Less than 1 Year [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	8,876
1 - 3 Years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	2,718
4 - 5 Years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	46
More than 5 Years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net
Services and Manufacturing [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	9,141
Services and Manufacturing [member] | Less than 1 Year [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	7,006
Services and Manufacturing [member] | 1 - 3 Years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	2,089
Services and Manufacturing [member] | 4 - 5 Years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	46
Services and Manufacturing [member] | More than 5 Years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net
R&D contracts [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	2,499
R&D contracts [member] | Less than 1 Year [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	1,870
R&D contracts [member] | 1 - 3 Years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	629
R&D contracts [member] | 4 - 5 Years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net
R&D contracts [member] | More than 5 Years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net